Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.9%
Cadre Holdings, Inc.	21,803	$ 581,050
Curtiss-Wright Corp.	28,912	5,656,054
Leonardo DRS, Inc. (A)	108,581	1,813,303
Moog, Inc., Class A	5,779	652,796
Woodward, Inc.	27,800	3,454,428

		12,157,631

Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (A)	57,170	3,353,021

Automobile Components - 0.5%
LCI Industries	3,213	377,270
Patrick Industries, Inc.	11,375	853,808
Visteon Corp. (A)	16,206	2,237,562

		3,468,640

Banks - 0.6%
Bancorp, Inc. (A)	81,415	2,808,817
ServisFirst Bancshares, Inc.	21,486	1,120,925

		3,929,742

Beverages - 1.1%
Celsius Holdings, Inc. (A)	24,854	4,264,946
Coca-Cola Consolidated, Inc.	4,759	3,028,247

		7,293,193

Biotechnology - 8.2%
ACADIA Pharmaceuticals, Inc. (A)	91,404	1,904,859
Agios Pharmaceuticals, Inc. (A)	27,833	688,867
Akero Therapeutics, Inc. (A)	36,605	1,851,481
Alector, Inc. (A)	16,229	105,164
Alkermes PLC (A)	63,035	1,765,610
Allogene Therapeutics, Inc. (A) (B)	37,237	118,041
Amicus Therapeutics, Inc. (A)	87,640	1,065,702
Arcellx, Inc. (A)	7,900	283,452
Avidity Biosciences, Inc. (A)	37,231	237,534
Biohaven Ltd. (A)	53,144	1,382,275
Biomea Fusion, Inc. (A) (B)	9,500	130,720
Blueprint Medicines Corp. (A)	46,753	2,347,936
Catalyst Pharmaceuticals, Inc. (A)	76,550	894,870
Cerevel Therapeutics Holdings, Inc. (A)	42,616	930,307
Crinetics Pharmaceuticals, Inc. (A)	9,509	282,798
CRISPR Therapeutics AG (A) (B)	32,832	1,490,244
Cytokinetics, Inc. (A)	36,400	1,072,344
Day One Biopharmaceuticals, Inc. (A)	20,533	251,940
Denali Therapeutics, Inc. (A)	27,567	568,707
Exelixis, Inc. (A)	149,118	3,258,228
Generation Bio Co. (A)	40,540	153,647
Halozyme Therapeutics, Inc. (A)	105,559	4,032,354
Ideaya Biosciences, Inc. (A)	10,042	270,933
IGM Biosciences, Inc. (A) (B)	13,760	114,896
ImmunoGen, Inc. (A)	65,402	1,037,930
Immunovant, Inc. (A)	8,287	318,138
Insmed, Inc. (A)	107,342	2,710,386
Intellia Therapeutics, Inc. (A)	30,962	979,018
Ionis Pharmaceuticals, Inc. (A)	58,902	2,671,795
Iovance Biotherapeutics, Inc. (A)	75,815	344,958
Karuna Therapeutics, Inc. (A)	15,506	2,621,910
Krystal Biotech, Inc. (A)	5,532	641,712
Kymera Therapeutics, Inc. (A)	29,570	411,023
Madrigal Pharmaceuticals, Inc., ADR (A)	3,919	572,331

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mirati Therapeutics, Inc. (A)	22,577	$ 983,454
Monte Rosa Therapeutics, Inc. (A) (B)	5,200	24,908
Morphic Holding, Inc. (A)	17,759	406,859
Natera, Inc. (A)	38,966	1,724,246
Neurocrine Biosciences, Inc. (A)	17,893	2,012,963
Nurix Therapeutics, Inc. (A)	12,618	99,177
Nuvalent, Inc., Class A (A)	6,500	298,805
Prothena Corp. PLC (A)	34,887	1,683,298
PTC Therapeutics, Inc. (A)	42,091	943,259
Relay Therapeutics, Inc. (A)	57,753	485,703
Replimune Group, Inc. (A)	40,933	700,364
REVOLUTION Medicines, Inc. (A)	41,959	1,161,425
Rhythm Pharmaceuticals, Inc. (A)	12,343	282,963
Rocket Pharmaceuticals, Inc. (A)	28,382	581,547
Scholar Rock Holding Corp. (A)	37,900	269,090
Seagen, Inc. (A)	4,468	947,886
Ultragenyx Pharmaceutical, Inc. (A)	29,473	1,050,712
Vaxcyte, Inc. (A)	24,531	1,250,590
Xencor, Inc. (A)	43,775	882,066
Zentalis Pharmaceuticals, Inc. (A)	13,435	269,506

		53,570,931

Building Products - 2.4%
AAON, Inc.	35,310	2,008,080
Builders FirstSource, Inc. (A)	24,368	3,033,572
CSW Industrials, Inc.	13,982	2,450,206
Gibraltar Industries, Inc. (A)	9,935	670,712
Simpson Manufacturing Co., Inc.	18,700	2,801,447
UFP Industries, Inc.	46,883	4,800,819

		15,764,836

Capital Markets - 1.9%
Blue Owl Capital, Inc.	146,627	1,900,286
FactSet Research Systems, Inc.	5,747	2,512,933
LPL Financial Holdings, Inc.	17,794	4,228,744
MarketAxess Holdings, Inc.	8,609	1,839,227
StoneX Group, Inc. (A)	19,631	1,902,637

		12,383,827

Chemicals - 1.3%
Axalta Coating Systems Ltd. (A)	91,108	2,450,805
Balchem Corp.	9,121	1,131,369
Element Solutions, Inc.	62,721	1,229,959
Livent Corp. (A) (B)	53,155	978,583
Olin Corp.	50,149	2,506,447

		8,297,163

Commercial Services & Supplies - 2.0%
Casella Waste Systems, Inc., Class A (A)	62,534	4,771,344
Clean Harbors, Inc. (A)	23,620	3,953,043
MSA Safety, Inc.	10,940	1,724,691
Rentokil Initial PLC, ADR	68,895	2,552,560

		13,001,638

Communications Equipment - 0.2%
Extreme Networks, Inc. (A)	65,200	1,578,492

Construction & Engineering - 2.5%
API Group Corp. (A)	64,900	1,682,857
Comfort Systems USA, Inc.	31,340	5,340,649
EMCOR Group, Inc.	30,144	6,341,996
WillScot Mobile Mini Holdings Corp. (A)	71,632	2,979,175

		16,344,677

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.6%
Eagle Materials, Inc.	23,323	$ 3,883,746

Consumer Staples Distribution & Retail - 0.9%
BJ’s Wholesale Club Holdings, Inc. (A)	18,243	1,302,003
Casey’s General Stores, Inc.	7,188	1,951,686
Performance Food Group Co. (A)	44,036	2,591,959

		5,845,648

Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	78,978	1,759,630

Distributors - 0.4%
Pool Corp.	8,010	2,852,361

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (A)	10,888	886,936
Carriage Services, Inc.	13,395	378,409
Duolingo, Inc. (A)	7,700	1,277,199
Grand Canyon Education, Inc. (A)	28,316	3,309,574

		5,852,118

Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings, Inc.	19,600	1,213,240
GCI Liberty, Inc. (A) (C) (D) (E)	66,048	0
Iridium Communications, Inc.	83,281	3,788,453

		5,001,693

Electrical Equipment - 1.9%
Array Technologies, Inc. (A)	80,487	1,786,007
Atkore, Inc. (A)	30,891	4,608,628
Shoals Technologies Group, Inc., Class A (A)	63,632	1,161,284
Vertiv Holdings Co.	128,496	4,780,051

		12,335,970

Electronic Equipment, Instruments & Components - 3.1%
Advanced Energy Industries, Inc.	23,708	2,444,769
Fabrinet (A)	37,015	6,167,439
Littelfuse, Inc.	6,049	1,496,038
Novanta, Inc. (A)	30,579	4,386,252
Teledyne Technologies, Inc. (A)	6,493	2,652,910
Vontier Corp.	71,700	2,216,964
Zebra Technologies Corp., Class A (A)	3,194	755,477

		20,119,849

Energy Equipment & Services - 3.4%
ChampionX Corp.	74,098	2,639,371
Expro Group Holdings NV (A)	52,333	1,215,696
Noble Corp. PLC	46,200	2,340,030
TechnipFMC PLC	339,127	6,897,843
Transocean Ltd. (A)	359,183	2,948,892
Weatherford International PLC (A)	69,654	6,291,846

		22,333,678

Entertainment - 0.6%
Endeavor Group Holdings, Inc., Class A	103,044	2,050,576
TKO Group Holdings, Inc.	25,222	2,120,161

		4,170,737

Financial Services - 1.0%
Euronet Worldwide, Inc. (A)	17,989	1,427,967
EVERTEC, Inc.	36,625	1,361,717
Payoneer Global, Inc. (A)	239,700	1,466,964
Shift4 Payments, Inc., Class A (A)	40,849	2,261,809

		6,518,457

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.0%
Hostess Brands, Inc. (A)	61,938	$ 2,063,155
Post Holdings, Inc. (A)	35,851	3,073,865
Simply Good Foods Co. (A)	44,804	1,546,634

		6,683,654

Ground Transportation - 2.3%
Landstar System, Inc.	15,120	2,675,333
RXO, Inc. (A)	41,916	827,002
Saia, Inc. (A)	16,632	6,630,347
XPO, Inc. (A)	69,292	5,173,341

		15,306,023

Health Care Equipment & Supplies - 4.9%
AtriCure, Inc. (A)	28,405	1,244,139
CONMED Corp.	19,559	1,972,525
Embecta Corp.	26,476	398,464
Globus Medical, Inc., Class A (A)	57,375	2,848,669
Haemonetics Corp. (A)	32,885	2,945,838
ICU Medical, Inc. (A)	2,073	246,708
Inari Medical, Inc. (A)	27,493	1,798,042
Inspire Medical Systems, Inc. (A)	11,804	2,342,386
iRhythm Technologies, Inc. (A)	17,530	1,652,378
Lantheus Holdings, Inc. (A)	53,738	3,733,716
Merit Medical Systems, Inc. (A)	52,672	3,635,421
Omnicell, Inc. (A)	20,734	933,859
Penumbra, Inc. (A)	8,324	2,013,659
PROCEPT BioRobotics Corp. (A)	35,380	1,160,818
Shockwave Medical, Inc. (A)	7,475	1,488,272
STERIS PLC	13,373	2,934,304
TransMedics Group, Inc. (A)	6,500	355,875

		31,705,073

Health Care Providers & Services - 4.4%
Addus HomeCare Corp. (A)	25,836	2,200,969
AMN Healthcare Services, Inc. (A)	42,019	3,579,178
Chemed Corp.	1,707	887,128
CorVel Corp. (A)	15,124	2,974,135
Ensign Group, Inc.	59,333	5,513,816
Guardant Health, Inc. (A)	50,273	1,490,092
Molina Healthcare, Inc. (A)	14,431	4,731,780
NeoGenomics, Inc. (A)	38,580	474,534
Option Care Health, Inc. (A)	113,468	3,670,690
Tenet Healthcare Corp. (A)	50,423	3,322,371

		28,844,693

Health Care Technology - 0.2%
Evolent Health, Inc., Class A (A)	40,218	1,095,136

Hotels, Restaurants & Leisure - 5.2%
Bloomin’ Brands, Inc.	62,228	1,530,187
Boyd Gaming Corp.	64,674	3,934,120
Cava Group, Inc. (A) (B)	9,081	278,151
Choice Hotels International, Inc.	32,630	3,997,501
Churchill Downs, Inc.	40,805	4,735,012
Domino’s Pizza, Inc.	7,668	2,904,562
Everi Holdings, Inc. (A)	61,895	818,252
Hilton Grand Vacations, Inc. (A)	41,717	1,697,882
Red Rock Resorts, Inc., Class A	50,765	2,081,365
SeaWorld Entertainment, Inc. (A)	14,209	657,166
Texas Roadhouse, Inc.	44,774	4,302,781
Travel & Leisure Co.	30,769	1,130,145
Wendy’s Co.	134,775	2,750,758
Wingstop, Inc.	17,000	3,057,280

		33,875,162

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.9%
Cavco Industries, Inc. (A)	7,065	$ 1,876,888
Green Brick Partners, Inc. (A)	13,400	556,234
Skyline Champion Corp. (A)	31,636	2,015,846
Tempur Sealy International, Inc.	77,575	3,362,101
TopBuild Corp. (A)	18,094	4,552,450

		12,363,519

Independent Power & Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	15,993	1,118,231

Industrial REITs - 0.6%
First Industrial Realty Trust, Inc.	38,379	1,826,457
Rexford Industrial Realty, Inc.	25,878	1,277,079
Terreno Realty Corp.	14,760	838,368

		3,941,904

Insurance - 2.6%
BRP Group, Inc., Class A (A)	21,621	502,256
Kinsale Capital Group, Inc.	12,112	5,015,943
Palomar Holdings, Inc. (A)	18,527	940,245
Primerica, Inc.	18,497	3,588,603
Ryan Specialty Holdings, Inc. (A)	70,761	3,424,832
Selective Insurance Group, Inc.	34,070	3,515,002

		16,986,881

IT Services - 0.5%
Gartner, Inc. (A)	4,415	1,517,038
Perficient, Inc. (A)	28,394	1,642,877

		3,159,915

Leisure Products - 0.6%
Brunswick Corp.	11,158	881,482
Mattel, Inc. (A)	141,372	3,114,425

		3,995,907

Life Sciences Tools & Services - 2.4%
10X Genomics, Inc., Class A (A)	39,232	1,618,320
Bruker Corp.	19,210	1,196,783
Charles River Laboratories International, Inc. (A)	11,066	2,168,715
Medpace Holdings, Inc. (A)	17,234	4,172,868
Olink Holding AB, ADR (A) (B)	25,706	379,163
Repligen Corp. (A)	17,781	2,827,357
West Pharmaceutical Services, Inc.	8,965	3,363,758

		15,726,964

Machinery - 4.0%
Albany International Corp., Class A	8,687	749,514
Federal Signal Corp.	50,149	2,995,400
Graco, Inc.	3,541	258,068
John Bean Technologies Corp.	24,180	2,542,285
Kadant, Inc.	16,029	3,615,341
Lincoln Electric Holdings, Inc.	16,283	2,960,087
RBC Bearings, Inc. (A)	15,811	3,701,829
SPX Technologies, Inc. (A)	40,016	3,257,302
Symbotic, Inc. (A) (B)	24,100	805,663
Toro Co.	18,425	1,531,118
Watts Water Technologies, Inc., Class A	22,792	3,938,914

		26,355,521

	Shares	Value
COMMON STOCKS (continued)
Media - 0.7%
Nexstar Media Group, Inc.	26,965	$ 3,865,972
Thryv Holdings, Inc. (A)	26,965	506,133

		4,372,105

Metals & Mining - 1.1%
Alpha Metallurgical Resources, Inc.	10,677	2,773,137
ATI, Inc. (A)	84,054	3,458,822
Ivanhoe Electric, Inc. (A)	65,400	778,260

		7,010,219

Oil, Gas & Consumable Fuels - 2.2%
APA Corp.	13,282	545,890
Centrus Energy Corp., Class A (A)	14,577	827,391
Kosmos Energy Ltd. (A)	199,278	1,630,094
Magnolia Oil & Gas Corp., Class A	20,645	472,977
Matador Resources Co.	43,328	2,577,149
PBF Energy, Inc., Class A	13,049	698,513
Range Resources Corp.	136,837	4,434,887
SM Energy Co.	32,484	1,287,991
Southwestern Energy Co. (A)	234,100	1,509,945
Targa Resources Corp.	7,825	670,759

		14,655,596

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	45,344	2,506,163

Personal Care Products - 1.8%
BellRing Brands, Inc. (A)	77,392	3,190,872
Coty, Inc., Class A (A)	174,303	1,912,104
elf Beauty, Inc. (A)	28,483	3,128,288
Inter Parfums, Inc.	23,760	3,191,918

		11,423,182

Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals, Inc. (A)	38,061	1,750,426
Arvinas, Inc. (A)	23,805	467,530
Catalent, Inc. (A)	33,489	1,524,754
Cymabay Therapeutics, Inc. (A)	11,977	178,577
Intra-Cellular Therapies, Inc. (A)	41,281	2,150,327
Pacira BioSciences, Inc. (A)	24,804	760,987
Pliant Therapeutics, Inc. (A)	15,638	271,163
Prestige Consumer Healthcare, Inc. (A)	24,842	1,420,714
Supernus Pharmaceuticals, Inc. (A)	32,965	908,845
Ventyx Biosciences, Inc. (A)	38,063	1,321,928

		10,755,251

Professional Services - 4.5%
ASGN, Inc. (A)	9,154	747,699
Booz Allen Hamilton Holding Corp.	36,958	4,038,401
Broadridge Financial Solutions, Inc., ADR	10,422	1,866,059
CACI International, Inc., Class A (A)	15,150	4,756,040
CBIZ, Inc. (A)	57,721	2,995,720
ExlService Holdings, Inc. (A)	146,675	4,112,767
Exponent, Inc.	18,832	1,612,019
FTI Consulting, Inc. (A)	15,386	2,745,016
Insperity, Inc.	26,603	2,596,453
NV5 Global, Inc. (A)	11,288	1,086,244
Paylocity Holding Corp. (A)	8,509	1,546,085
Verra Mobility Corp. (A)	81,600	1,525,920

		29,628,423

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	19,182	1,222,085

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.6%
Axcelis Technologies, Inc. (A)	29,150	$ 4,752,907
Cirrus Logic, Inc. (A)	22,569	1,669,203
Diodes, Inc. (A)	34,629	2,730,150
Entegris, Inc.	10,697	1,004,555
FormFactor, Inc. (A)	32,752	1,144,355
Kulicke & Soffa Industries, Inc.	39,204	1,906,490
Lattice Semiconductor Corp. (A)	41,049	3,527,341
MaxLinear, Inc. (A)	50,015	1,112,834
MKS Instruments, Inc.	9,537	825,332
Monolithic Power Systems, Inc.	3,612	1,668,744
Onto Innovation, Inc. (A)	34,053	4,342,439
Power Integrations, Inc.	36,739	2,803,553
Rambus, Inc. (A)	51,373	2,866,100

		30,354,003

Software - 9.4%
A10 Networks, Inc.	74,991	1,127,115
ACI Worldwide, Inc. (A)	40,969	924,261
Agilysys, Inc. (A)	22,111	1,462,864
Appfolio, Inc., Class A (A)	7,700	1,406,251
Aspen Technology, Inc. (A)	4,097	836,853
Blackbaud, Inc. (A)	23,000	1,617,360
Box, Inc., Class A (A)	96,378	2,333,311
Descartes Systems Group, Inc. (A)	58,437	4,288,107
DoubleVerify Holdings, Inc. (A)	90,012	2,515,835
Envestnet, Inc. (A)	11,520	507,226
Fair Isaac Corp. (A)	4,728	4,106,410
Fortinet, Inc. (A)	25,301	1,484,663
Informatica, Inc., Class A (A)	70,778	1,491,293
Manhattan Associates, Inc. (A)	14,869	2,939,007
NCR Corp. (A)	59,553	1,606,144
Nutanix, Inc., Class A (A)	118,401	4,129,827
PowerSchool Holdings, Inc., Class A (A)	81,114	1,838,043
PTC, Inc. (A)	21,962	3,111,576
Qualys, Inc. (A)	25,823	3,939,299
Rapid7, Inc. (A)	30,494	1,396,015
Sapiens International Corp. NV	62,714	1,782,959
Smartsheet, Inc., Class A (A)	58,854	2,381,233
SPS Commerce, Inc. (A)	30,126	5,139,797
Tenable Holdings, Inc. (A)	53,348	2,389,990
Teradata Corp. (A)	46,672	2,101,173
Tyler Technologies, Inc. (A)	6,937	2,678,653
Workiva, Inc. (A)	20,485	2,075,950

		61,611,215

Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	30,007	1,418,431
Asbury Automotive Group, Inc. (A)	8,075	1,857,815
Carvana Co. (A)	22,200	931,956
Dick’s Sporting Goods, Inc.	18,320	1,989,185
Floor & Decor Holdings, Inc., Class A (A)	4,590	415,395
Murphy USA, Inc.	15,434	5,274,261
Penske Automotive Group, Inc.	10,082	1,684,299
Valvoline, Inc.	42,799	1,379,840

		14,951,182

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc., Class A (A)	38,612	1,375,360
Super Micro Computer, Inc. (A)	2,138	586,282

		1,961,642

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (A)	19,342	$ 1,706,545
Deckers Outdoor Corp. (A)	5,759	2,960,644

		4,667,189

Trading Companies & Distributors - 1.2%
Herc Holdings, Inc.	10,154	1,207,717
McGrath RentCorp	9,995	1,001,899
SiteOne Landscape Supply, Inc. (A)	20,825	3,403,846
Watsco, Inc.	5,376	2,030,623

		7,644,085

Total Common Stocks (Cost $567,697,608)		645,738,601

MASTER LIMITED PARTNERSHIP - 0.1%
Independent Power & Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	16,755	497,623

Total Master Limited Partnership (Cost $1,092,723)		497,623

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	2,759,996	2,759,996

Total Other Investment Company (Cost $2,759,996)		2,759,996

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.50% (F), dated 09/29/2023, to be repurchased at $7,357,078 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.13%, due 10/31/2026, and with a value of $7,502,711.	$ 7,355,546	7,355,546

Total Repurchase Agreement (Cost $7,355,546)		7,355,546

Total Investments (Cost $578,905,873)		656,351,766
Net Other Assets (Liabilities) - (0.4)%		(2,296,756)

Net Assets - 100.0%		$ 654,055,010

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$645,738,601	$—	$0	$645,738,601
Master Limited Partnership	497,623	—	—	497,623
Other Investment Company	2,759,996	—	—	2,759,996
Repurchase Agreement	—	7,355,546	—	7,355,546

Total Investments	$648,996,220	$7,355,546	$0	$656,351,766

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,656,049, collateralized by cash collateral of $2,759,996 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $999,837. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rates disclosed reflect the yields at September 30, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6